Accounts receivable and allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Schedule of allowance for doubtful accounts

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	26,963,149	21,801,292	3,059,058
Less: allowance for credit losses	(3,951,391)	(222,891)	(31,275)
Accounts receivable, net	23,011,758	21,578,401	3,027,783

Schedule of allowance for doubtful accounts

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	8,487,562	3,951,391	554,441
Addition	3,951,391	222,891	31,275
Recovery	-	(3,951,391)	(554,441)
Deconsolidation of Fe-da and subsidiaries	(8,487,562)	-	-
Ending balance	3,951,391	222,891	31,275